SHARE BASED AND OTHER COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity
The Company’s stock-based compensation consisted of the following:

	Three Months Ended March 31, 2017			Three Months Ended March 31, 2016
	Stock Options	Restricted Stock	Total	Stock Options	Restricted Stock	Total
Stock-based compensation expensed	$1,776	$1,003	$2,779	$192	$49	$241
Unrecognized stock-based compensation costs	$5,114	$1,120	$6,234	$1,707	$171	$1,878
Weighted average amortization period remaining	1.31	1.08	-	2.93	1.08	-

	As of December 31, 2016			As of December 31, 2015
	Stock	Restricted		Stock	Restricted
	Options	Stock	Total	Options	Stock	Total
Stock-based compensation expensed	$4,475	$2,398	$6,873	$2,191	$469	$2,660
Unamortized stock-based compensation costs	$5,200	$1,249	$6,449	$2,091	$266	$2,357
Weighted average amortization period remaining*	1.68	1.45		2.18	1.05

* Only includes directors and employees which the options vest over time instead of performance criteria which the performance criteria have not been met as of December 31, 2016 and 2015.

Schedule Of Non Cash Compensation

	As of December 31,
	2016	2015
	(In thousands)
Statement of Stockholder’s Equity:
Common stock issued for directors’ fees	$85	$215
Common stock issued for officer and Board compensation	120	-
Stock based compensation for vesting of restricted stock	-	469
Stock based compensation for issuance of stock options	4,475	2,191
Stock based compensation for issuance of restricted stock	2,398	-
Common stock issued for professional services	-	150
Fair value of warrants issued for professional services	-	425
Total non-cash compensation in Statement of Changes in Stockholders’ Equity	$7,078	$3,450

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 1, 2017	1,068,305	$1.55
Granted	223,750	$3.76
Vested and issued	(174,250)	$(3.90)
Forfeited	(1,136)	$(2.93)
Outstanding at March 31, 2017	1,116,669	$2.95

Restricted Stock Units

A summary of restricted stock unit grant activity pursuant to the 2012 Plan for the three months ended March 31, 2017 is presented below.

	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 1, 2017	149,584	$10.56
Vested and issued	(139,585)	16.62
Outstanding at March 31, 2017	$9,999	$16.50

		Weighted
	Number of	Average Grant
	Shares	Date Price
Outstanding at January 1, 2016	-	$-
Granted	1,780,052	1.54
Vested and issued	(711,747)	(1.75)
Forfeited	-	-
Outstanding at December 31, 2016	1,068,305	$1.55

There was no restricted stock grant activity for the year ended December 31, 2015.

A summary of restricted stock unit grant activity pursuant to the 2012 Plan for the years ended December 31, 2016 and 2015 is presented below. Share activities for the year ended December 31, 2015 have been adjusted for 1-for-10 reverse stock split on June 23, 2016.

		Weighted
	Number of	Average Grant
	Shares	Date Price
Outstanding at January 1, 2015	163,067	$24.40
Granted	114,501	9.00
Vested and issued	(77,835)	6.60
Forfeited	(12,833)	22.70
Outstanding at December 31, 2015	186,900	12.29
Granted	-	-
Vested and issued	(10,834)	(18.75)
Forfeited	(26,482)	(16.15)
Outstanding at December 31, 2016	$149,584	$10.56

Schedule of Share-based Compensation, Stock Options, Activity

			Stock Options Outstanding and Exercisable
	Number of Options	Weighted Average Exercise Price	Number of Options Vested/ Exercisable	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2017	5,956,833	$2.04	2,208,757	9.68
Granted	825,000	3.51	-	-
Exercised	(170,000)	1.34	-	-
Forfeited or cancelled	(293,333)	(2.84)	-	-
Outstanding at March 31, 2017	6,318,500	$3.05	2,683,808	9.24

			Stock Options Outstanding and
			Exercisable
				Weighted
		Weighted	Number	Average
		Average	of Options	Remaining
	Number	Exercise	Vested/	Contractual Life
	of Options	Price	Exercisable	(Years)
Outstanding at January 1, 2015	358,333	$21.60	138,333	4.24
Granted	480,000	$12.60
Exercised	-
Forfeited or cancelled	(230,000)	$(24.60)
Outstanding at December 31, 2015	608,333	$14.60	296,666	4.10
Granted	5,683,500	2.14
Exercised	-
Forfeited or cancelled	(335,000)	(5.34)
Outstanding at December 31, 2016	5,956,833	$2.04	2,208,757	1.68